Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table. The table below provides for the years ended December 31, 2024, 2023 and 2022, the compensation for our NEOs for the past three years as set forth in the Summary Compensation Table, the Compensation Actually Paid to our CEO and, on an average basis, our Non-CEO NEOs, our Total Shareholder Return (“TSR”), and our Net Income.

Value of
Initial Fixed
			Average		$100
			Summary	Average	Investment
	Summary		Compensation	Compensation	Based On
	Compensation	Compensation	Table Total	Actually Paid	Total
	Table Total	Actually Paid	for Non-CEO	to Non-CEO	Shareholder	Net
Year	for CEO(1)	to CEO(2)	NEOs(3)	NEOs(4)	Return	Income
2024	$ 1,841,533	$ 6,198,456	$ 1,277,154	$ 3,477,786	$ 257	$ 43,657,527
2023	$ 3,076,900	$ 4,065,937	$ 1,904,431	$ 2,400,180	$ 264	$ 41,010,649
2022	$ 2,533,985	$ 4,168,117	$ 1,505,643	$ 2,322,709	$ 227	$ 28,518,378
(1)	Our CEO for each year presented is Andrew C. Sagliocca.
(2)	These amounts represent the exclusions and inclusions of certain amounts for the CEO as set forth in the table below.
(3)	The individuals comprising the Non-CEO NEOs for each year presented are Eric S. Bader and Ari P. Kornhaber.
(4)	These amounts represent the exclusions and inclusions of certain amounts for the Non-CEO NEOs as set forth in the table below.

Named Executive Officers, Footnote
(1)	Our CEO for each year presented is Andrew C. Sagliocca.
(2)	These amounts represent the exclusions and inclusions of certain amounts for the CEO as set forth in the table below.
(3)	The individuals comprising the Non-CEO NEOs for each year presented are Eric S. Bader and Ari P. Kornhaber.
(4)	These amounts represent the exclusions and inclusions of certain amounts for the Non-CEO NEOs as set forth in the table below.

PEO Total Compensation Amount	$ 1,841,533	$ 3,076,900	$ 2,533,985
PEO Actually Paid Compensation Amount	$ 6,198,456	4,065,937	4,168,117
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

	Summary				Compensation
	Compensation Table	Exclusion of Stock		Inclusion of Equity	Actually Paid to
Year	Total for CEO ($)	Awards for CEO ($)		Awards for CEO ($)	CEO ($)
2024	$ 1,841,533	$ -	(1)	$ 4,356,923	$ 6,198,456
2023	$ 3,076,900	$ 1,304,640		$ 2,293,677	$ 4,065,937
2022	$ 2,533,985	$ 1,057,500		$ 2,691,632	$ 4,168,117

	Average Summary				Average
	Compensation Table	Average Exclusion of		Average Inclusion of	Compensation
	Total for Non-CEO	Stock Awards for		Equity Awards for	Actually Paid to
Year	NEOs ($)	Non-CEO NEOs ($)		Non-CEO NEOs ($)	Non-CEO NEOs ($)
2024	$ 1,277,154	$ -	(1)	$ 2,200,632	$ 3,477,786
2023	$ 1,904,431	$ 688,560		$ 1,184,309	$ 2,400,180
2022	$ 1,505,643	$ 528,750		$ 1,345,816	$ 2,322,709
(1)	In the first quarter of 2025, following the Compensation Committee’s review of the Company’s year-end financial and non-financial results, the NEOs were granted restricted stock awards and performance stock units, in recognition of 2024 performance, in the following amounts: Mr. Sagliocca $1,501,283; Mr. Bader $751,764 and Mr. Kornhaber $953,352.

Non-PEO NEO Average Total Compensation Amount	$ 1,277,154	1,904,431	1,505,643
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,477,786	2,400,180	2,322,709
Adjustment to Non-PEO NEO Compensation Footnote

	Summary				Compensation
	Compensation Table	Exclusion of Stock		Inclusion of Equity	Actually Paid to
Year	Total for CEO ($)	Awards for CEO ($)		Awards for CEO ($)	CEO ($)
2024	$ 1,841,533	$ -	(1)	$ 4,356,923	$ 6,198,456
2023	$ 3,076,900	$ 1,304,640		$ 2,293,677	$ 4,065,937
2022	$ 2,533,985	$ 1,057,500		$ 2,691,632	$ 4,168,117

	Average Summary				Average
	Compensation Table	Average Exclusion of		Average Inclusion of	Compensation
	Total for Non-CEO	Stock Awards for		Equity Awards for	Actually Paid to
Year	NEOs ($)	Non-CEO NEOs ($)		Non-CEO NEOs ($)	Non-CEO NEOs ($)
2024	$ 1,277,154	$ -	(1)	$ 2,200,632	$ 3,477,786
2023	$ 1,904,431	$ 688,560		$ 1,184,309	$ 2,400,180
2022	$ 1,505,643	$ 528,750		$ 1,345,816	$ 2,322,709
(1)	In the first quarter of 2025, following the Compensation Committee’s review of the Company’s year-end financial and non-financial results, the NEOs were granted restricted stock awards and performance stock units, in recognition of 2024 performance, in the following amounts: Mr. Sagliocca $1,501,283; Mr. Bader $751,764 and Mr. Kornhaber $953,352.

Equity Valuation Assumption Difference, Footnote

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	Year-End Fair		Change in Fair
	Value of Equity	Change in Fair	Value from Last
	Awards Granted	Value from Last	Day of Prior Year
	During Year That	Day of Prior Year	to Vesting Date of
	Remained	to Last Day of	Unvested Equity
	Unvested as of	Year of Unvested	Awards that	Total - Inclusion of
	Last Day of Year	Equity Awards for	Vested During	Equity Values for
Year	for CEO ($)	CEO ($)	Year for CEO ($)	CEO ($)
2024	$ -	$ 3,425,192	$ 931,731	$ 4,356,923
2023	$ 1,348,920	$ 844,984	$ 99,773	$ 2,293,677
2022	$ 1,081,500	$ 1,492,932	$ 117,200	$ 2,691,632

	Average Year-End Fair		Average Change in Fair
	Value of Equity	Average Change in Fair	Value from Last
	Awards Granted	Value from Last	Day of Prior Year
	During Year That	Day of Prior Year	to Vesting Date of
	Remained	to Last Day of	Unvested Equity	Total - Average
	Unvested as of	Year of Unvested	Awards that	Inclusion of
	Last Day of Year	Equity Awards	Vested During	Equity Values
	for Non-CEO	for Non-CEO	Year for Non-CEO	for Non-CEO
Year	NEOs ($)	NEOs ($)	NEOs ($)	NEOs ($)
2024	$ -	$ 1,734,766	$ 465,866	$ 2,200,632
2023	$ 711,930	$ 422,495	$ 49,884	$ 1,184,309
2022	$ 540,750	$ 746,466	$ 58,600	$ 1,345,816

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 257	264	227
Net Income (Loss)	$ 43,657,527	41,010,649	28,518,378
PEO Name	Andrew C. Sagliocca
Andrew C. Sagliocca
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,841,533	3,076,900	2,533,985
PEO Actually Paid Compensation Amount	6,198,456	4,065,937	4,168,117
PEO | Andrew C. Sagliocca
Pay vs Performance Disclosure
Granted restricted stock awards and performance stock units	1,501,283
PEO | Andrew C. Sagliocca | Exclusion of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,304,640)	(1,057,500)
PEO | Andrew C. Sagliocca | Inclusion of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,356,923	2,293,677	2,691,632
PEO | Andrew C. Sagliocca | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,348,920	1,081,500
PEO | Andrew C. Sagliocca | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,425,192	844,984	1,492,932
PEO | Andrew C. Sagliocca | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	931,731	99,773	117,200
PEO | Andrew C. Sagliocca | Value of Dividends or Other Earnings Paid on Stock or Options Awards Not Otherwise Included
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,356,923	2,293,677	2,691,632
Non-PEO NEO | Exclusion of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(688,560)	(528,750)
Non-PEO NEO | Inclusion of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,200,632	1,184,309	1,345,816
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		711,930	540,750
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,734,766	422,495	746,466
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	465,866	49,884	58,600
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Stock or Options Awards Not Otherwise Included
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,200,632	$ 1,184,309	$ 1,345,816
Non-PEO NEO | Eric S. Bader
Pay vs Performance Disclosure
Granted restricted stock awards and performance stock units	751,764
Non-PEO NEO | Ari P. Kornhaber
Pay vs Performance Disclosure
Granted restricted stock awards and performance stock units	$ 953,352